INTANGIBLE ASSETS, NET (Schedule of Components of Intangible Assets) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Mar. 05, 2014		Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Cost of intangible asset		$ 46,369	$ 53,755
Accumulated amortization		33,675	32,057
Total		12,694	21,698
Impairment charge		$ 3,289	1,705
Intangible assets recorded in acquisition			7,180
Developed Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	[1],[2],[3]	6 years 9 months 18 days
Cost of intangible asset	[1],[2],[3]	$ 27,677	30,913
Accumulated amortization		17,673	16,693
Impairment charge		176
Developed Technologies [Member] | Cooltouch [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets recorded in acquisition		2,400
Developed Technologies [Member] | Orscan [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets recorded in acquisition		$ 600
Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	[3]	6 years 9 months 18 days
Cost of intangible asset	[3]	$ 3,930	3,930
Accumulated amortization		1,984	1,579
Trade Name [Member] | Cooltouch [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets recorded in acquisition		$ 630		$ 630	[4]
Customer Relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	[3]	8 years
Cost of intangible asset	[3]	$ 10,773	14,923
Accumulated amortization		10,029	9,796
Impairment charge		3,113
Customer Relationship [Member] | Cooltouch [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets recorded in acquisition		$ 4,150		$ 4,150	[5]
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life		0 years
Cost of intangible asset		$ 3,989	3,989
Accumulated amortization		$ 3,989	$ 3,989

[1]	During the years ended December 31, 2015 and 2014 the Company recorded an impairment charges in the total amount of $3,289 and $1,705, respectively. $176 impairment charge was attributed to developed technology and $3,113 impairment charge was attributed to customer relationship.
[2]	Following the acquisition of Orscan the Company recorded a developed technology in the amount of $600. Refer to note 1b2.
[3]	Upon the acquisition of Cooltouch the Company recorded original amounts of $4,150, $2,400 and $630 of customer relationships, developed technologies and trade name, respectively. Refer to note 1b1.
[4]	The trade name will be amortized using a method that will reflect the useful lives of such assets, which are estimated at six years.
[5]	Customer relationships represent the underlying relationships and agreements with Cooltouch's installed customer base and are amortized using the method that will reflect the useful lives of such assets, which are estimated over six years.